Annual Fund Operating Expenses	Aug. 05, 2025
Scharf ETF | Scharf ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
Scharf Global Opportunity ETF | Scharf Global Opportunity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.59%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.